Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	000-56768
Entity Registrant Name	Apollo IG Core Replacement, L.P.
Entity Central Index Key	0002074450
Entity Tax Identification Number	39-2921848
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	41st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false